Accrued Expenses and Other Current Liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued payroll	$ 9,026	$ 12,243
Other accrued expenses and liabilities	4,194	6,937
Inventories
Accrued Expenses and Other Current Liabilities [Line Items]
Inventory Purchase Commitment, Amount	$ 580	4,168
Management
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued payroll		5,919
Other accrued expenses and liabilities		$ 1,433